LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited)	January 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.5%
COMMUNICATION SERVICES - 6.9%
Diversified Telecommunication Services - 5.0%
AT&T Inc.	600,137	$22,577,154
Verizon Communications Inc.	389,993	23,181,184

Total Diversified Telecommunication Services		45,758,338

Media - 1.9%
Omnicom Group Inc.	228,328	17,195,382

TOTAL COMMUNICATION SERVICES		62,953,720

CONSUMER DISCRETIONARY - 3.9%
Distributors - 1.1%
Genuine Parts Co.	106,639	9,978,211

Hotels, Restaurants & Leisure - 2.2%
Carnival Corp.	303,850	13,226,591
Cracker Barrel Old Country Store Inc.	48,136	7,361,438

Total Hotels, Restaurants & Leisure		20,588,029

Specialty Retail - 0.6%
L Brands Inc.	239,238	5,540,752

TOTAL CONSUMER DISCRETIONARY		36,106,992

CONSUMER STAPLES - 14.3%
Beverages - 2.7%
PepsiCo Inc.	175,665	24,947,943

Food Products - 7.3%
Archer-Daniels-Midland Co.	448,805	20,088,512
General Mills Inc.	442,517	23,108,238
Kellogg Co.	345,643	23,576,309

Total Food Products		66,773,059

Household Products - 2.3%
Clorox Co.	137,023	21,555,088

Tobacco - 2.0%
Altria Group Inc.	377,518	17,943,431

TOTAL CONSUMER STAPLES		131,219,521

ENERGY - 6.7%
Oil, Gas & Consumable Fuels - 6.7%
Chevron Corp.	83,414	8,936,976
Exxon Mobil Corp.	324,492	20,157,443
Phillips 66	182,136	16,641,767
Valero Energy Corp.	184,420	15,548,450

TOTAL ENERGY		61,284,636

See Notes to Schedule of Investments.

Legg Mason Low Volatility High Dividend ETF 2020 Quarterly Report	1

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	SHARES	VALUE
FINANCIALS - 6.5%
Banks - 4.6%
FNB Corp.	304,958	$3,558,860
Huntington Bancshares Inc.	1,573,047	21,346,248
PacWest Bancorp	133,298	4,672,095
People’s United Financial Inc.	451,326	6,959,447
Umpqua Holdings Corp.	196,843	3,326,646
Wells Fargo & Co.	38,692	1,816,202

Total Banks		41,679,498

Capital Markets - 0.1%
Cohen & Steers Inc.	13,957	1,032,539

Insurance - 0.6%
CNA Financial Corp.	33,789	1,508,003
Old Republic International Corp.	185,656	4,186,543

Total Insurance		5,694,546

Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Arbor Realty Trust Inc.	119,010	1,757,778

Thrifts & Mortgage Finance - 1.0%
New York Community Bancorp Inc.	679,369	7,513,821
Northwest Bancshares Inc.	70,591	1,110,044
Provident Financial Services Inc.	23,398	533,708

Total Thrifts & Mortgage Finance		9,157,573

TOTAL FINANCIALS		59,321,934

HEALTH CARE - 4.7%
Pharmaceuticals - 4.7%
Merck & Co. Inc.	277,284	23,691,145
Pfizer Inc.	525,365	19,564,593

TOTAL HEALTH CARE		43,255,738

INDUSTRIALS - 7.0%
Air Freight & Logistics - 2.0%
United Parcel Service Inc., Class B Shares	178,807	18,510,101

Electrical Equipment - 4.8%
Eaton Corp. PLC	255,521	24,139,069
Emerson Electric Co.	280,136	20,066,141

Total Electrical Equipment		44,205,210

Trading Companies & Distributors - 0.2%
Aircastle Ltd.	40,610	1,303,175

TOTAL INDUSTRIALS		64,018,486

See Notes to Schedule of Investments.

2	Legg Mason Low Volatility High Dividend ETF 2020 Quarterly Report

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 4.2%
IT Services - 4.2%
Paychex Inc.	228,293	$19,580,690
Western Union Co.	712,021	19,153,365

TOTAL INFORMATION TECHNOLOGY		38,734,055

MATERIALS - 0.9%
Chemicals - 0.9%
LyondellBasell Industries NV, Class A Shares	108,783	8,469,844

REAL ESTATE - 16.6%
Equity Real Estate Investment Trusts (REITs) - 16.6%
Apple Hospitality REIT Inc.	145,780	2,189,616
Chatham Lodging Trust	32,133	525,375
Crown Castle International Corp.	172,456	25,840,807
DiamondRock Hospitality Co.	331,401	3,204,648
Easterly Government Properties Inc.	51,092	1,236,937
EPR Properties	55,255	3,943,549
Four Corners Property Trust Inc.	40,112	1,214,992
Gaming and Leisure Properties Inc.	162,931	7,699,304
Getty Realty Corp.	15,153	477,623
Highwoods Properties Inc.	83,188	4,168,551
Industrial Logistics Properties Trust	44,901	1,027,784
Lamar Advertising Co., Class A Shares	44,302	4,111,669
Lexington Realty Trust	140,932	1,560,117
LTC Properties Inc.	24,102	1,112,548
Monmouth Real Estate Investment Corp.	35,884	524,983
National Health Investors Inc.	26,171	2,208,309
National Retail Properties Inc.	124,312	6,961,472
Piedmont Office Realty Trust Inc., Class A Shares	96,630	2,240,850
Public Storage	62,077	13,890,349
Realty Income Corp.	239,126	18,749,870
Service Properties Trust	94,156	2,031,886
STORE Capital Corp.	210,346	8,256,080
Ventas Inc.	264,496	15,303,739
VICI Properties Inc.	482,071	12,919,503
WP Carey Inc.	124,569	10,478,744

TOTAL REALESTATE		151,879,305

UTILITIES - 27.8%
Electric Utilities - 17.0%
American Electric Power Co. Inc.	258,857	26,978,077
Duke Energy Corp.	250,319	24,438,644
Evergy Inc.	217,813	15,717,386

See Notes to Schedule of Investments.

Legg Mason Low Volatility High Dividend ETF 2020 Quarterly Report	3

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY		SHARES	VALUE
Electric Utilities - (continued)
Eversource Energy		228,377	$21,111,170
Exelon Corp.		106,694	5,077,567
OGE Energy Corp.		161,040	7,383,684
Pinnacle West Capital Corp.		122,168	11,934,592
PPL Corp.		525,262	19,009,232
Xcel Energy Inc.		344,184	23,814,091

Total Electric Utilities			155,464,443

Gas Utilities - 0.3%
National Fuel Gas Co.		65,987	2,849,978

Multi-Utilities - 10.5%
Ameren Corp.		172,756	14,174,630
Consolidated Edison Inc.		229,762	21,597,628
DTE Energy Co.		126,976	16,838,287
Public Service Enterprise Group Inc.		362,117	21,437,326
WEC Energy Group Inc.		219,904	21,966,211

Total Multi-Utilities			96,014,082

TOTAL UTILITIES			254,328,503

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $842,592,279)			911,572,734

	RATE
SHORT-TERM INVESTMENTS - 0.3%
Invesco Treasury Portfolio, Institutional Class (Cost - $3,196,581)	1.480%	3,196,581	3,196,581

TOTAL INVESTMENTS - 99.8% (Cost - $845,788,860)			914,769,315
Other Assets in Excess of Liabilities - 0.2%			1,579,407

TOTAL NET ASSETS - 100.0%			$916,348,722

Abbreviation used in this schedule:

REIT	— Real Estate Investment Trust

At January 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
E-Mini S&P 500 Index	18	3/20	$2,910,202	$2,901,600	$(8,602)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	Legg Mason Low Volatility High Dividend ETF 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Low Volatility High Dividend ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS Low Volatility High Dividend Index (the “Underlying Index”). The Underlying Index seeks to provide more stable income through investments in stocks of profitable U.S. companies with relatively high dividend yields and lower price and earnings volatility. The Underlying Index is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day

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Notes to Schedule of Investments (unaudited) (continued)

of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

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Notes to Schedule of Investments (unaudited) (continued)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$911,572,734	—	—	$911,572,734
Short-Term Investments†	3,196,581	—	—	3,196,581

Total Investments	$914,769,315	—	—	$914,769,315

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$8,602	—	—	$8,602

†	See Schedule of Investments for additional detailed categorizations.

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